ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
ACCRUED LIABILITIES AND OTHER PAYABLES
ACCRUED LIABILITIES AND OTHER PAYABLES

19.        ACCRUED LIABILITIES AND OTHER PAYABLES

	As of December 31,
	2021	2020
	RMB’000	RMB’000
Deposits received from distributors	16,200	16,200
Accrued salary	514	871
Accrued rent, electricity and water	1,156	1,352
Accrued other taxes	866	1,042
Rental income received in advance	—	2,358
Others	3,645	1,023
	22,381	22,846

Accrued liabilities and other payables are denominated in the following currencies:

	As of December 31,
	2021	2020
	‘000	‘000
In Renminbi	22,381	22,846
In US dollars	—	—

Deposits received represent deposits from the Company’s distributors. The Company usually requests a deposit from RMB 400,000 to RMB 1,000,000 from new distributors upon signing a distributorship agreement as security for the performance of their obligations under the distributorship agreement.

Accrued liabilities consist mainly of accrued rental, wages and utility expenses. Others consist mainly of advance from third-party individuals and companies, which bear no interest and payable upon demand.

The carrying value of accrued liabilities and other payables is considered to be a reasonable approximation of fair value.